Nuveen California AMT-Free Quality Municipal
Income Fund
Portfolio of Investments November 30, 2022
(Unaudited)
NKX
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
LONG-TERM INVESTMENTS - 165.7% (100.0% of Total Investments)
X
1,033,437,389 MUNICIPAL BONDS - 165.7%  (100.0% of Total Investments)
X 1,033,437,389
Consumer Staples - 0.0% (0.0% of Total Investments)
$ 235 California County Tobacco Securitization Agency, Tobacco Settlement
Asset-Backed Bonds, Los Angeles County Securitization Corporation,
Series 2020A, 4.000%, 6/01/49
6/30 at 100.00 BBB+ $ 202,565
Education and Civic Organizations - 5.7% (3.4% of Total Investments)
1,560 California Municipal Finance Authority, Revenue Bonds, Goodwill
Industries of Sacramento Valley & Northern Nevada Project, Series
2012A, 6.875%, 1/01/42, 144A
1/23 at 100.00 N/R 1,501,828
635 California School Finance Authority, School Facility Revenue Bonds,
Alliance for College-Ready Public Schools Project, Series 2015A,
5.000%, 7/01/45, 144A
7/25 at 100.00 BBB 638,639
750 California School Finance Authority, School Facility Revenue Bonds,
Alliance for College-Ready Public Schools Project, Series 2016A,
5.000%, 7/01/46, 144A
7/25 at 100.00 BBB 753,787
4,925 California School Finance Authority, School Facility Revenue Bonds,
Alliance for College-Ready Public Schools Project, Series 2016C,
5.000%, 7/01/46, 144A
7/25 at 101.00 BBB 4,958,785
280 California School Finance Authority, School Facility Revenue Bonds, Value
Schools, Series 2016A, 5.750%, 7/01/41, 144A
7/26 at 100.00 BB+ 283,590
8,290 California State University, Systemwide Revenue Bonds, Refunding Series
2015A, 5.000%, 11/01/43
11/25 at 100.00 Aa2 8,614,388
7,710 University of California, General Revenue Bonds, Limited Project Series
2017M, 5.000%, 5/15/47
5/27 at 100.00 AA- 8,144,304
10,000 University of California, General Revenue Bonds, Limited Project Series
2018O, 5.000%, 5/15/43
5/28 at 100.00 AA- 10,706,300
34,150 Total Education and Civic Organizations 35,601,621
Health Care - 20.1% (12.1% of Total Investments)
California Health Facilities Financing Authority, California,
Revenue Bonds, Sutter Health, Refunding Series 2016B:
13,295 4.000%, 11/15/41 11/26 at 100.00 A1 13,047,447
15,875 5.000%, 11/15/46 11/26 at 100.00 A1 16,194,881
10,000 California Health Facilities Financing Authority, California, Revenue Bonds,
Sutter Health, Refunding Series 2017A, 4.000%, 11/15/48
11/27 at 100.00 A1 9,479,400
10,665 California Health Facilities Financing Authority, Revenue Bonds, Children's
Hospital Los Angeles, Series 2017A, 5.000%, 8/15/47
8/27 at 100.00 BBB+ 10,767,171
1,000 California Health Facilities Financing Authority, Revenue Bonds, City of
Hope National Medical Center, Series 2012A, 5.000%, 11/15/35
1/23 at 100.00 A+ 1,000,580
2,930 California Health Facilities Financing Authority, Revenue Bonds, City of
Hope National Medical Center, Series 2019, 4.000%, 11/15/45
11/29 at 100.00 A+ 2,670,812
California Health Facilities Financing Authority, Revenue
Bonds, CommonSpirit Health, Series 2020A:
3,390 4.000%, 4/01/44 4/30 at 100.00 A- 3,141,411
1,055 4.000%, 4/01/49 4/30 at 100.00 A- 951,368
2,520 California Health Facilities Financing Authority, Revenue Bonds, Lucile
Salter Packard Children's Hospital, Series 2014A, 5.000%, 8/15/43
8/24 at 100.00 AA- 2,569,972
California Health Facilities Financing Authority, Revenue
Bonds, Providence Health & Services, Refunding Series
2014A:
795 5.000%, 10/01/38 10/24 at 100.00 A+ 808,706
2,800 California Health Facilities Financing Authority, Revenue Bonds,
Providence Health & Services, Series 2014B, 5.000%, 10/01/44
10/24 at 100.00 A+ 2,830,044
California Municipal Finance Authority, Revenue Bonds,
Community Health System, Series 2021A:
5,495 4.000%, 2/01/51 - AGM Insured 2/32 at 100.00 AA 5,253,385
4,615 4.000%, 2/01/51 2/32 at 100.00 A- 4,126,179

Nuveen California AMT-Free Quality Municipal Income Fund
(continued)
Portfolio of Investments
November 30, 2022

NKX
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Health Care (continued)
$ 250 California Municipal Finance Authority, Revenue Bonds, Eisenhower
Medical Center, Refunding Series 2017A, 5.000%, 7/01/42
7/27 at 100.00 Baa2 $ 254,705
1,750 California Municipal Finance Authority, Revenue Bonds, NorthBay
Healthcare Group, Series 2015, 5.000%, 11/01/44
11/24 at 100.00 BBB- 1,759,747
California Municipal Finance Authority, Revenue Bonds,
NorthBay Healthcare Group, Series 2017A:
1,690 5.250%, 11/01/36 11/26 at 100.00 BBB- 1,700,258
1,000 5.000%, 11/01/47 11/26 at 100.00 BBB- 1,004,950
3,200 5.250%, 11/01/47 11/26 at 100.00 BBB- 3,212,352
1,855 California Municipal Financing Authority, Certificates of Participation,
Palomar Health, Series 2022A, 5.250%, 11/01/52 - AGM Insured
11/32 at 100.00 AA 1,959,807
10,170 California Public Finance Authority, Revenue Bonds, Henry Mayo Newhall
Hospital, Series 2017, 5.000%, 10/15/47
10/26 at 100.00 BBB- 10,269,666
1,100 California Statewide Communities Development Authority, California,
Redlands Community Hospital, Revenue Bonds, Series 2016, 5.000%,
10/01/46
10/26 at 100.00 A- 1,112,221
California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2014A:
1,200 5.250%, 12/01/44 12/24 at 100.00 BB+ 1,208,568
4,000 5.500%, 12/01/54 12/24 at 100.00 BB+ 4,022,040
14,740 California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2016A,
5.250%, 12/01/56, 144A
6/26 at 100.00 BB+ 14,680,745
2,000 California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2018A,
5.250%, 12/01/48, 144A
6/28 at 100.00 BB+ 2,016,500
845 California Statewide Community Development Authority, Health Revenue
Bonds, Enloe Medical Center, Refunding Series 2022A, 5.250%, 8/15/52
- AGM Insured
8/32 at 100.00 AA 891,222
California Statewide Community Development Authority,
Revenue Bonds, Daughters of Charity Health System,
Series 2005A:
23 5.750%, 7/01/24 (4),(5) 1/22 at 100.00 N/R 23,040
140 5.750%, 7/01/30 (4),(5) 1/22 at 100.00 N/R 139,554
3 5.750%, 7/01/35 (4),(5) 1/22 at 100.00 N/R 3,456
8,895 Palomar Pomerado Health System, California, Revenue Bonds, Refunding
Series 2016, 4.000%, 11/01/39
11/26 at 100.00 BBB 8,068,121
127,296 Total Health Care 125,168,308
Housing/Multifamily - 16.9% (10.2% of Total Investments)
7,680 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Creekwood, Series 2021A, 4.000%, 2/01/56, 144A
8/31 at 100.00 N/R 5,920,128
7,570 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Glendale Properties, Junior Series 2021A-2, 4.000%,
8/01/47, 144A
8/31 at 100.00 N/R 5,570,914
1,250 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Glendale Properties, Senior Series 2021A-1, 4.000%,
2/01/56, 144A
8/31 at 100.00 N/R 1,020,787
3,590 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Serenity at Larkspur Apartments, Series 2020A, 5.000%,
2/01/50, 144A
2/30 at 100.00 N/R 3,150,548
4,720 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Stoneridge Apartments, Series 2021A, 4.000%,
2/01/56, 144A
2/31 at 100.00 N/R 3,494,735
230 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Summit at Sausalito Apartments, Series 2021A-2,
4.000%, 2/01/50, 144A
8/32 at 100.00 N/R 170,432
500 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Verdant at Green Valley Apartments, Series 2019A,
5.000%, 8/01/49, 144A
8/29 at 100.00 N/R 439,260
4,750 California Community Housing Agency, Workforce Housing Revenue
Bonds, Annadel Apartments, Series 2019A, 5.000%, 4/01/49, 144A
4/29 at 100.00 N/R 4,063,530

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Housing/Multifamily (continued)
$ 7,769 California Housing Finance Agency, Municipal Certificate Revenue Bonds,
Class A Series 2019-2, 4.000%, 3/20/33
No Opt. Call BBB+ $ 7,544,692
6,407 California Housing Finance Agency, Municipal Certificate Revenue Bonds,
Class A Series 2021-1, 3.500%, 11/20/35
No Opt. Call BBB+ 5,781,752
1,156 California Housing Finance Agency, Municipal Certificate Revenue Bonds,
Class A Series2019-1, 4.250%, 1/15/35
No Opt. Call BBB+ 1,122,997
California Municipal Finance Authority, Mobile Home Park
Revenue Bonds, Caritas Affordable Housing Inc Projects,
Senior Series 2014A:
260 5.250%, 8/15/39 8/24 at 100.00 A- 264,670
705 5.250%, 8/15/49 8/24 at 100.00 A- 715,018
140 California Public Finance Authority, University Housing Revenue Bonds,
National Campus Community Development - Claremont Properties LLC
Claremont Colleges Project, Series 2017A, 5.000%, 7/01/37, 144A
7/27 at 100.00 Caa2 107,113
8,205 CMFA Special Finance Agency I, California, Essential Housing Revenue
Bonds, The Mix at Center City, Series 2021A-2, 4.000%, 4/01/56, 144A
4/31 at 100.00 N/R 6,162,693
2,740 CMFA Special Finance Agency, California, Essential Housing Revenue
Bonds, Enclave Apartments, Senior Series 2022A-1, 4.000%, 8/01/58,
144A
2/32 at 100.00 N/R 2,110,923
1,435 CMFA Special Finance Agency, California, Essential Housing Revenue
Bonds, Latitude 33, Senior Series 2021A-1, 3.000%, 12/01/56, 144A
12/31 at 100.00 N/R 932,219
1,440 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, 777 Place-Pomona, Senior Lien Series 2021A-1,
3.600%, 5/01/47, 144A
5/32 at 100.00 N/R 1,120,061
3,980 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, 777 Place-Pomona, Senior Lien Series 2021A-2,
3.250%, 5/01/57, 144A
5/32 at 100.00 N/R 2,708,987
595 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Acacia on Santa Rosa Creek, Mezzanine Lien Series
2021B, 4.000%, 10/01/46, 144A
10/31 at 100.00 N/R 426,698
5,135 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Acacia on Santa Rosa Creek, Senior Lien Series 2021A,
4.000%, 10/01/56, 144A
10/31 at 100.00 N/R 4,110,157
7,065 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Altana Glendale, Series 2021A-2, 4.000%, 10/01/56,
144A
10/31 at 100.00 N/R 5,197,085
8,125 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Center City Anaheim, Series 2020A, 5.000%, 1/01/54,
144A
1/31 at 100.00 N/R 7,067,856
CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Millennium South Bay-
Hawthorne, Series 2021A-1 and A-2:
2,150 3.375%, 7/01/43, 144A 7/32 at 100.00 N/R 1,650,878
2,745 3.250%, 7/01/56, 144A 7/32 at 100.00 N/R 1,760,780
6,820 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Moda at Monrovia Station, Social Series 2021A-2,
4.000%, 10/01/56, 144A
10/31 at 100.00 N/R 5,002,538
CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Monterrey Station
Apartments, Senior Lien Series 2021A-1:
770 3.000%, 7/01/43, 144A 7/32 at 100.00 N/R 559,828
3,340 3.125%, 7/01/56, 144A 7/32 at 100.00 N/R 2,160,379
155 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Orange City Portfolio, Mezzanine Lien Series 2021B,
4.000%, 3/01/57, 144A
3/32 at 100.00 N/R 105,163
2,985 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Orange City Portfolio, Senior Lien Series 2021A-2,
3.000%, 3/01/57, 144A
3/32 at 100.00 N/R 1,953,593
4,105 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Parallel-Anaheim Series 2021A, 4.000%, 8/01/56, 144A
8/31 at 100.00 N/R 3,140,202
1,935 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Pasadena Portfolio Social Bond, Mezzanine Senior
Series 2021B, 4.000%, 12/01/56, 144A
12/31 at 100.00 N/R 1,348,946

Nuveen California AMT-Free Quality Municipal Income Fund
(continued)
Portfolio of Investments
November 30, 2022

NKX
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Housing/Multifamily (continued)
$ 1,555 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Pasadena Portfolio Social Bond, Series 2021A-2,
3.000%, 12/01/56
12/31 at 100.00 N/R $ 1,019,225
200 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Renaissance at City Center, Series 2020A, 5.000%,
7/01/51, 144A
7/31 at 100.00 N/R 180,616
2,720 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Union South Bay, Series 2021A-2, 4.000%, 7/01/56,
144A
7/31 at 100.00 N/R 2,080,746
1,975 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Westgate Phase 1-Pasadena Apartments, Senior Lien
Series 2021A-1, 3.000%, 6/01/47, 144A
6/31 at 100.00 N/R 1,434,581
7,200 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Westgate Phase 1-Pasadena Apartments, Senior Lien
Series 2021A-2, 3.125%, 6/01/57, 144A
6/31 at 100.00 N/R 4,690,080
7,285 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Wood Creek Apartments, Senior Lien Series 2021A-1,
3.000%, 12/01/49
6/32 at 100.00 N/R 4,708,805
3,285 Independent Cities Finance Authority, California, Mobile Home Park
Revenue Bonds,  Rancho Vallecitos Mobile Home Park, Series 2013,
5.000%, 4/15/38
4/23 at 100.00 A- 3,296,399
La Verne, California, Mobile Home Park Revenue Bonds,
Copacabana Mobile Home Park, Refunding Series 2014:
670 5.000%, 6/15/44 6/24 at 100.00 A+ 675,896
185 5.000%, 6/15/49 6/24 at 100.00 A+ 186,325
135,526 Total Housing/Multifamily 105,158,235
Long-Term Care - 0.5% (0.3% of Total Investments)
1,755 California Health Facilities Financing Authority, Insured Revenue Bonds,
Community Program for Persons with Developmental Disabilities, Series
2011A, 6.250%, 2/01/26
1/23 at 100.00 AA 1,760,195
1,300 California Health Facilities Financing Authority, Revenue Bonds, Northern
California Presbyterian Homes & Services Inc., Refunding Series 2015,
5.000%, 7/01/39
7/25 at 100.00 AA 1,360,359
3,055 Total Long-Term Care 3,120,554
Tax Obligation/General - 37.9% (22.9% of Total Investments)
2,210 Butte-Glenn Community College District, Butte and Glenn Counties,
California, General Obligation Bonds, Election 2016 Series 2017A,
5.250%, 8/01/46
8/27 at 100.00 Aa2 2,362,424
1,600 California State, General Obligation Bonds, Refunding Various Purpose
Series 2016, 5.000%, 8/01/33
8/26 at 100.00 Aa2 1,725,664
13,000 California State, General Obligation Bonds, Refunding Various Purpose
Series 2018. Bid Group C, 5.000%, 8/01/37
8/28 at 100.00 Aa2 14,214,980
California State, General Obligation Bonds, Series 2014:
8,190 5.000%, 12/01/43 12/23 at 100.00 AA- 8,326,445
California State, General Obligation Bonds, Various Purpose
Series 2013:
3,500 5.000%, 4/01/37 4/23 at 100.00 Aa2 3,519,705
9,000 5.000%, 4/01/43 4/23 at 100.00 Aa2 9,049,770
5,520 5.000%, 11/01/43 11/23 at 100.00 Aa2 5,604,070
2,460 California State, General Obligation Bonds, Various Purpose Series 2014,
5.000%, 10/01/39
10/24 at 100.00 Aa2 2,553,062
5,390 California State, General Obligation Bonds, Various Purpose Series 2015,
5.000%, 8/01/45
8/25 at 100.00 Aa2 5,596,491
10,995 California State, General Obligation Bonds, Various Purpose Series 2018,
5.000%, 10/01/47
4/26 at 100.00 Aa2 11,495,163
5,000 California State, General Obligation Bonds, Various Purpose Series 2018.
Bid Group A/B, 5.000%, 10/01/48
10/28 at 100.00 Aa2 5,349,750
2,000 California State, General Obligation Bonds, Various Purpose Series 2020,
5.000%, 11/01/36
11/30 at 100.00 Aa2 2,253,500

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/General (continued)
$ 2,000 Chaffey Community College District, San Bernardino County, California,
General Obligation Bonds, Taxable Refunding Series 2019, 4.000%,
6/01/43
6/28 at 100.00 AA $ 2,001,700
2,000 Chino Valley Unified School District, San Bernardino County, California,
General Obligation Bonds, 2016 Election Series 2020B, 5.000%,
8/01/55
8/30 at 100.00 Aa2 2,140,940
20,750 Coachella Valley Unified School District, Riverside County, California,
General Obligation Bonds, Election 2005 Series 2010C, 0.000%,
8/01/43 - AGM Insured
No Opt. Call AA 7,776,477
4,500 Corona-Norco Unified School District, Riverside County, California,
General Obligation Bonds, Election 2014, Series 2018B, 4.000%,
8/01/43
8/28 at 100.00 AAA 4,527,045
9,790 Glendale Community College District, Los Angeles County, California,
General Obligation Bonds, Election 2016 Taxable Refunding Series
2020B, 4.000%, 8/01/50
8/29 at 100.00 Aa2 9,674,772
1,725 Los Angeles Community College District, California, General Obligation
Bonds, 2008 Election Series 2017J, 4.000%, 8/01/41
8/27 at 100.00 Aaa 1,734,211
1,500 Marin Healthcare District, Marin County, California, General Obligation
Bonds, 2013 Election, Series 2015A, 4.000%, 8/01/45
8/25 at 100.00 Aa2 1,486,440
4,500 Mount Diablo Unified School District, Contra Costa County, California,
General Obligation Bonds, Series 2010A, 5.500%, 8/01/30 - AGM
Insured
8/25 at 100.00 AA 4,825,395
2,125 Pajaro Valley Unified School District, Santa Cruz County, California,
General Obligation Bonds, Refunding Election 2012 Series 2013A,
4.250%, 8/01/47
8/23 at 100.00 Aa3 2,126,084
Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1:
850 4.000%, 7/01/37 7/31 at 103.00 N/R 710,404
16,744 4.000%, 7/01/41 7/31 at 103.00 N/R 13,457,488
10,565 4.000%, 7/01/46 7/31 at 103.00 N/R 8,159,772
11,980 San Diego Unified School District, San Diego County, California, General
Obligation Bonds, Refunding Series 2012R-1, 0.000%, 7/01/31
No Opt. Call Aa2 9,109,951
3,400 San Francisco Community College District, California, General Obligation
Bonds, Election 2020 Series 2020A, 4.000%, 6/15/45
6/30 at 100.00 A1 3,237,106
2,670 San Mateo Union High School District, San Mateo County, California,
General Obligation Bonds, Capital Appreciation, Election 2010,
Refunding Series 2011A, 0.000%, 9/01/33 (6)
No Opt. Call Aaa 2,404,255
1,580 Santa Ana College Improvement District 1, Orange County, California,
General Obligation Bonds, Rancho Santiago Community College
District, Election of 2012, Series 2019C, 3.000%, 8/01/39
8/26 at 100.00 AA 1,344,043
10,000 Southwestern Community College District, San Diego County, California,
General Obligation Bonds, Election of 2008, Series 2011C, 0.000%,
8/01/41
No Opt. Call Aa2 4,543,400
Stockton Unified School District, San Joaquin County,
California, General Obligation Bonds, Election 2008 Series
2011D:
23,280 0.000%, 8/01/47 - AGC Insured (6) 8/37 at 100.00 AA 24,590,198
38,845 0.000%, 8/01/50 - AGM Insured (6) 8/37 at 100.00 AA 41,064,992
15,780 Sylvan Union School District, Stanislaus County, California, General
Obligation Bonds, Election of 2006, Series 2010, 0.000%, 8/01/49 -
AGM Insured (6)
No Opt. Call AA 13,071,205
8,345 Yosemite Community College District, California, General Obligation
Bonds, Capital Appreciation, Election 2004, Series 2010D, 0.000%,
8/01/42 (6)
No Opt. Call Aa2 6,425,316
261,794 Total Tax Obligation/General 236,462,218

Nuveen California AMT-Free Quality Municipal Income Fund
(continued)
Portfolio of Investments
November 30, 2022

NKX
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited - 25.9% (15.7% of Total Investments)
$ 1,000 Bell Community Redevelopment Agency, California, Tax Allocation Bonds,
Bell Project Area, Series 2003, 5.625%, 10/01/33 - RAAI Insured
1/23 at 100.00 AA $ 1,003,320
4,690 Brea and Olinda Unified School District, Orange County, California,
Certificates of Participation Refunding, Series 2002A, 5.125%, 8/01/26 -
AGM Insured
1/23 at 100.00 AA 4,697,832
California Infrastructure and Economic Development Bank,
Revenue Bonds, North County Center for Self-Sufficiency
Corporation, Series 2004:
1,695 5.000%, 12/01/22 - AMBAC Insured 12/22 at 100.00 AA+ 1,695,000
1,780 5.000%, 12/01/23 - AMBAC Insured 1/23 at 100.00 AA+ 1,783,827
1,865 5.000%, 12/01/24 - AMBAC Insured 1/23 at 100.00 AA+ 1,868,618
7,000 California State Public Works Board, Lease Revenue Bonds, Department
of Corrections & Rehabilitation, Various Correctional Facilities Series
2013F, 5.250%, 9/01/31
9/23 at 100.00 Aa3 7,134,820
California State Public Works Board, Lease Revenue Bonds,
Department of Education, Riverside Campus Project,
Series 2012H:
2,790 5.000%, 4/01/30 1/23 at 100.00 Aa3 2,795,943
2,065 5.000%, 4/01/31 1/23 at 100.00 Aa3 2,069,316
20,330 California State Public Works Board, Lease Revenue Bonds, Judicial
Council of California, New Stockton Courthouse, Series 2014B, 5.000%,
10/01/39
10/24 at 100.00 Aa3 21,032,808
1,990 California State Public Works Board, Lease Revenue Bonds, Judicial
Council of California, Various Projects Series 2013A, 5.000%, 3/01/33
3/23 at 100.00 Aa3 2,001,622
4,720 El Monte, California, Senior Lien Certificates of Participation, Department
of Public Services Facility Phase II, Series 2001, 5.250%, 1/01/34 -
AMBAC Insured, 144A
1/23 at 100.00 Aa2 4,730,714
Government of Guam, Business Privilege Tax Bonds,
Refunding Series 2015D:
7,610 5.000%, 11/15/30 11/25 at 100.00 BB 7,779,170
4,000 5.000%, 11/15/39 11/25 at 100.00 BB 4,018,120
90 Inglewood Redevelopment Agency, California, Tax Allocation Bonds,
Merged Redevelopment Project, Refunding Series 1998A, 5.250%,
5/01/23 - AMBAC Insured
No Opt. Call N/R 90,747
1,110 Lake Elsinore Public Financing Authority, California, Local Agency Revenue
Bonds, Refunding Series 2015, 5.000%, 9/01/40
9/25 at 100.00 N/R 1,128,115
2,000 Lammersville Joint Unified School District, California, Special Tax Bonds,
Community Facilities District  2007-1 Mountain House - Shea Homes
Improvement Area 1, Series 2013, 6.000%, 9/01/38
9/23 at 100.00 N/R 2,028,260
1,000 Lathrop, California, Limited Obligation Improvement Bonds, Crossroads
Assessment District, Series 2015, 5.000%, 9/02/40
9/25 at 100.00 N/R 1,016,340
15,000 Los Angeles County Metropolitan Transportation Authority, California,
Measure R Sales Tax Revenue Bonds, Senior Series 2016A, 5.000%,
6/01/38
6/26 at 100.00 AAA 15,947,700
3,220 Los Angeles County Metropolitan Transportation Authority, California,
Proposition C Sales Tax Revenue Bonds, Green Senior Lien Series
2019A, 5.000%, 7/01/44
7/28 at 100.00 AAA 3,459,471
3,855 Los Angeles County Public Works Financing Authority, California, Lease
Revenue Bonds, Series 2019E-1, 5.000%, 12/01/49
12/29 at 100.00 AA+ 4,153,955
Patterson Public Finance Authority, California, Revenue
Bonds, Community Facilities District 2001-1, Senior Series
2013A:
3,715 5.250%, 9/01/30 9/23 at 100.00 N/R 3,757,128
3,320 5.750%, 9/01/39 9/23 at 100.00 N/R 3,357,383
500 Patterson Public Finance Authority, California, Revenue Bonds, Community
Facilities District 2001-1, Subordinate Lien Series 2013B, 5.875%,
9/01/39
9/23 at 100.00 N/R 506,085
1,750 Peninsula Corridor Joint Powers Board, California, Measure RR Sales Tax
Revenue Bonds, Green Bonds-Climate Bond Certified, Series 2022A,
5.000%, 6/01/51
6/31 at 100.00 AA+ 1,917,317
1,940 Perris Joint Powers Authority, California, Local Agency Revenue Bonds,
Community Facilities District 2001-1 May Farms Improvement Area 1,2
and 3, Refunding Series 2014A, 5.375%, 9/01/33
9/23 at 100.00 N/R 1,961,631

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1:
$ 32,445 0.000%, 7/01/51 7/28 at 30.01 N/R $ 6,104,851
20,429 5.000%, 7/01/58 7/28 at 100.00 N/R 19,383,240
12 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Taxable Restructured Cofina Project Series 2019A-2, 4.536%, 7/01/53
7/28 at 100.00 N/R 10,470
2,160 River Islands Public Financing Authority, California, Special Tax Bonds,
Community Facilities District 2003-1 Improvement Area 1, Refunding
Series 2022A-1, 5.250%, 9/01/52 - AGM Insured
9/29 at 103.00 AA 2,324,419
Riverside County, California, Special Tax Bonds, Community
Facilities District 05-8 Scott Road, Series 2013:
660 5.000%, 9/01/32 1/23 at 100.00 N/R 660,614
1,775 5.000%, 9/01/42 1/23 at 100.00 N/R 1,775,692
400 Roseville, California, Special Tax Bonds, Community Facilities District 1
Westpark, Refunding Series 2015, 5.000%, 9/01/33
9/25 at 100.00 N/R 412,308
6,230 Sacramento Area Flood Control Agency, California, Consolidated Capital
Assessment District 2 Bonds, Series 2016A, 5.000%, 10/01/47
10/26 at 100.00 AA 6,523,620
210 San Clemente, California, Special Tax Revenue Bonds, Community
Facilities District 2006-1 Marblehead Coastal, Series 2015, 5.000%,
9/01/40
9/25 at 100.00 N/R 213,427
1,215 San Diego Redevelopment Agency, California, Subordinate Lien Tax
Increment and Parking Revenue Bonds, Centre City Project, Series
2003B, 5.250%, 9/01/26
1/23 at 100.00 AAA 1,217,722
380 San Francisco City and County Redevelopment Agency Successor Agency,
California, Special Tax Bonds, Community Facilities District  6 Mission
Bay South Public Improvements, Refunding Series 2013A, 5.000%,
8/01/33
1/23 at 100.00 N/R 380,331
605 San Francisco City and County Redevelopment Agency Successor Agency,
California, Special Tax Bonds, Community Facilities District 7, Hunters
Point Shipyard Phase One Improvements, Refunding Series 2014,
5.000%, 8/01/39
8/24 at 100.00 N/R 612,248
2,700 San Francisco City and County Redevelopment Financing Authority,
California, Tax Allocation Revenue Bonds, San Francisco Redevelopment
Projects, Series 1998D, 0.000%, 8/01/24 - NPFG Insured
No Opt. Call AA 2,579,418
40 Signal Hill Redevelopment Agency, California, Project 1 Tax Allocation
Bonds, Series 2011, 7.000%, 10/01/26
1/23 at 100.00 N/R 40,115
3,600 Stockton Public Financing Authority, California, Revenue Bonds, Arch Road
East Community Facility District 99-02, Series 2018A, 5.000%, 9/01/33
9/25 at 103.00 N/R 3,805,200
Temecula Public Financing Authority, California, Special Tax
Bonds, Community Facilities District 16-01, Series 2017:
2,145 6.125%, 9/01/37, 144A 9/27 at 100.00 N/R 2,235,283
990 6.250%, 9/01/47, 144A 9/27 at 100.00 N/R 1,026,046
635 Transbay Joint Powers Authority, California, Tax Allocation Bonds, Senior
Green Series 2020A, 5.000%, 10/01/45
4/30 at 100.00 A- 655,015
4,500 Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note,
Refunding Series 2012A, 5.000%, 10/01/32 - AGM Insured
1/23 at 100.00 AA 4,502,340
West Patterson Financing Authority, California, Special Tax
Bonds, Community Facilities District 2015-1 Arambel-
KDN, Refunding Series 2015:
350 5.250%, 9/01/35 9/25 at 100.00 N/R 361,078
790 5.250%, 9/01/45 9/25 at 100.00 N/R 804,686
4,060 West Sacramento Financing Authority, California, Special Tax Revenue
Bonds, Series 2014, 5.500%, 9/01/31
3/23 at 101.50 N/R 4,157,562
185,366 Total Tax Obligation/Limited 161,720,927
Transportation - 11.4% (6.9% of Total Investments)
Los Angeles Department of Airports, California, Revenue
Bonds, Los Angeles International Airport, Senior Lien
Series 2015E:
150 5.000%, 5/15/31 5/25 at 100.00 AA 158,052
1,345 5.000%, 5/15/36 5/25 at 100.00 AA 1,402,257

Nuveen California AMT-Free Quality Municipal Income Fund
(continued)
Portfolio of Investments
November 30, 2022

NKX
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Transportation (continued)
$ 4,000 Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Subordinate Lien Series 2019E, 5.000%,
5/15/44
11/28 at 100.00 AA- $ 4,271,080
San Diego County Regional Airport Authority, California,
Airport Revenue Bonds, Subordinate Series 2021A:
3,000 4.000%, 7/01/51 7/31 at 100.00 A+ 2,824,620
4,230 4.000%, 7/01/56 7/31 at 100.00 A+ 3,888,977
5,770 5.000%, 7/01/56 7/31 at 100.00 A+ 6,016,841
44,650 San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Governmental Purpose Second Series
2017B, 5.000%, 5/01/47, (UB) (7)
5/27 at 100.00 A+ 45,895,735
4,535 San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Second Governmental Purpose Series
2016C, 5.000%, 5/01/46
5/26 at 100.00 A+ 4,645,019
2,025 San Joaquin Hills Transportation Corridor Agency, Orange County,
California, Refunding Senior Lien Toll Road Revenue Bonds, Series
2021A, 4.000%, 1/15/50
1/32 at 100.00 A 1,824,748
69,705 Total Transportation 70,927,329
U.S. Guaranteed - 26.9% (16.2% of Total Investments) (8)
1,115 Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area
Toll Bridge, Series 2013S-4, 5.250%, 4/01/48, (Pre-refunded 4/01/23)
4/23 at 100.00 A1 1,125,860
7,600 Bay Area Water Supply and Conservation Agency, California, Revenue
Bonds, Capital Cost Recovery Prepayment Program, Series 2013A,
5.000%, 10/01/34, (Pre-refunded 4/01/23)
4/23 at 100.00 AA- 7,661,940
655 Beaumont Financing Authority, California, Local Agency Revenue Bonds,
Improvement Area 19C, Series 2013A, 5.000%, 9/01/27, (Pre-refunded
9/01/23)
9/23 at 100.00 N/R 666,908
3,000 California Educational Facilities Authority, Revenue Bonds, Pepperdine
University, Series 2015, 5.000%, 9/01/40, (Pre-refunded 9/01/25)
9/25 at 100.00 AA- 3,198,870
430 California Health Facilities Financing Authority, California, Revenue Bonds,
Sutter Health, Refunding Series 2015A, 5.000%, 8/15/43, (Pre-refunded
8/15/25)
8/25 at 100.00 A1 457,038
California Health Facilities Financing Authority, California,
Revenue Bonds, Sutter Health, Refunding Series 2016B:
2,040 5.000%, 11/15/46, (Pre-refunded 11/15/26) 11/26 at 100.00 N/R 2,225,048
California Health Facilities Financing Authority, California,
Revenue Bonds, Sutter Health, Series 2016A:
18,430 5.000%, 11/15/41, (Pre-refunded 11/15/25) 11/25 at 100.00 A1 19,716,230
7,500 5.000%, 11/15/46, (Pre-refunded 11/15/25) 11/25 at 100.00 A1 8,023,425
California Health Facilities Financing Authority, Revenue
Bonds, Providence Health & Services, Refunding Series
2014A:
610 5.000%, 10/01/38, (Pre-refunded 10/01/24) 10/24 at 100.00 N/R 638,084
2,250 California Infrastructure and Economic Development Bank, First Lien
Revenue Bonds, San Francisco Bay Area Toll Bridge, Series 2003A,
5.000%, 7/01/36, (Pre-refunded 1/01/28) - AMBAC Insured
1/28 at 100.00 AA+ 2,510,708
3,000 California Infrastructure and Economic Development Bank, Infrastructure
State Revolving Fund Revenue Bonds, Series 2016A, 5.000%, 10/01/41,
(Pre-refunded 10/01/26)
10/26 at 100.00 AAA 3,264,330
4,475 California Municipal Finance Authority Charter School Revenue Bonds,
Albert Einstein Academies Project, Series 2013A, 7.125%, 8/01/43, (Pre-
refunded 8/01/23)
8/23 at 100.00 BB 4,608,534
California Municipal Finance Authority, Mobile Home Park
Revenue Bonds, Windsor Mobile Country Club Series
2013A:
2,000 5.625%, 11/15/33, (Pre-refunded 11/15/23) 11/23 at 100.00 N/R 2,057,480
8,000 6.000%, 11/15/48, (Pre-refunded 11/15/23) 11/23 at 100.00 N/R 8,256,400
California State, General Obligation Bonds, Series 2014:
810 5.000%, 12/01/43, (Pre-refunded 12/01/23) 12/23 at 100.00 N/R 829,756
California State, General Obligation Bonds, Various Purpose
Series 2013:
2,000 5.000%, 2/01/43, (Pre-refunded 2/01/23) 2/23 at 100.00 Aa2 2,008,640

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
U.S. Guaranteed (8) (continued)
$ 6,750 Foothill/Eastern Transportation Corridor Agency, California, Toll Road
Revenue Bonds, Refunding Junior Lien Series 2013C, 6.500%, 1/15/43,
(Pre-refunded 1/15/24)
1/24 at 100.00 A- $ 7,042,883
Foothill/Eastern Transportation Corridor Agency, California,
Toll Road Revenue Bonds, Refunding Series 2013A:
14,885 5.750%, 1/15/46, (Pre-refunded 1/15/24) 1/24 at 100.00 A 15,421,753
14,885 6.000%, 1/15/53, (Pre-refunded 1/15/24) 1/24 at 100.00 A 15,457,626
45,825 Golden State Tobacco Securitization Corporation, California, Enhanced
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Series
2015A, 5.000%, 6/01/45, (Pre-refunded 6/01/25)
6/25 at 100.00 Aa3 48,660,651
1,000 Golden State Tobacco Securitization Corporation, California, Enhanced
Tobacco Settlement Asset-Backed Revenue Bonds, Series 2013A,
5.000%, 6/01/30, (Pre-refunded 6/01/23)
6/23 at 100.00 Aa3 1,012,950
Lake Elsinore Public Financing Authority, California, Local
Agency Revenue Bonds, Canyon Hills Improvement Area
D, Series 2014A:
1,140 5.500%, 9/01/33, (Pre-refunded 9/01/23) 9/23 at 100.00 N/R 1,165,764
2,105 5.750%, 9/01/44, (Pre-refunded 9/01/23) 9/23 at 100.00 N/R 2,156,446
1,115 Rio Elementary School District, California, Special Tax Bonds, Community
Facilities District 1, Series 2013, 5.500%, 9/01/39, (Pre-refunded
9/01/23)
9/23 at 100.00 N/R 1,139,786
2,870 Sanger Unified School District, Fresno County, California, General
Obligation Bonds, Election 2012, Series 2014B, 5.000%, 8/01/39, (Pre-
refunded 8/01/24) - AGM Insured
8/24 at 100.00 AA 2,984,456
5,000 Walnut Valley Unified School District, Los Angeles County, California,
General Obligation Bonds, Election 2007 Measure S, Series 2014C,
5.000%, 8/01/39, (Pre-refunded 8/01/24)
8/24 at 100.00 Aa1 5,203,550
159,490 Total U.S. Guaranteed 167,495,116
Utilities - 20.4% (12.3% of Total Investments)
9,940 California Community Choice Financing Authority, Clean Energy Project
Revenue Bonds, Green Series 2021B-1, 4.000%, 2/01/52, (Mandatory
Put 8/01/31)
5/31 at 100.63 A1 9,813,762
California Infrastructure and Economic Development Bank.
Clean Water State Revolving Fund Revenue Bonds, Green
Series 2018:
850 5.000%, 10/01/43 4/28 at 100.00 AAA 916,921
5,000 5.000%, 10/01/48 4/28 at 100.00 AAA 5,370,150
3,675 California Pollution Control Financing Authority, Water Furnishing Revenue
Bonds, San Diego County Water Authoriity Desalination Project Pipeline,
Refunding Series 2019, 5.000%, 11/21/45, 144A
1/29 at 100.00 BBB 3,387,431
Long Beach Bond Finance Authority, California, Natural Gas
Purchase Revenue Bonds, Series 2007A:
2,490 5.000%, 11/15/35 No Opt. Call AA- 2,645,401
1,835 5.500%, 11/15/37 No Opt. Call AA- 2,041,015
4,280 Los Angeles Department of Water and Power, California, Power System
Revenue Bonds, Series 2013B, 5.000%, 7/01/28
7/23 at 100.00 Aa2 4,341,332
7,960 Los Angeles Department of Water and Power, California, Power System
Revenue Bonds, Series 2015E, 5.000%, 7/01/44
7/24 at 100.00 Aa2 8,163,856
6,015 Los Angeles Department of Water and Power, California, Power System
Revenue Bonds, Series 2017A, 5.000%, 7/01/47
1/27 at 100.00 Aa2 6,320,442
3,575 Los Angeles Department of Water and Power, California, Power System
Revenue Bonds, Series 2019A, 5.000%, 7/01/45
1/29 at 100.00 Aa2 3,846,092
5,190 Los Angeles Department of Water and Power, California, Power System
Revenue Bonds, Series 2020B, 5.000%, 7/01/50
7/30 at 100.00 Aa2 5,605,667
3,000 Los Angeles Department of Water and Power, California, Power System
Revenue Bonds, Series 2022A, 5.000%, 7/01/46
7/31 at 100.00 Aa2 3,294,120
1,000 Los Angeles Department of Water and Power, California, Waterworks
Revenue Bonds, Series 2016A, 5.000%, 7/01/36
1/26 at 100.00 AA+ 1,060,590
1,205 Los Angeles Department of Water and Power, California, Waterworks
Revenue Bonds, Series 2017A, 5.000%, 7/01/44
1/27 at 100.00 AA+ 1,271,263
5,000 Los Angeles Department of Water and Power, California, Waterworks
Revenue Bonds, Series 2018B, 5.000%, 7/01/48
7/28 at 100.00 AA+ 5,333,700

Nuveen California AMT-Free Quality Municipal Income Fund
(continued)
Portfolio of Investments
November 30, 2022

NKX
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Utilities (continued)
$ 8,250 Los Angeles Department of Water and Power, California, Waterworks
Revenue Bonds, Series 2020C, 5.000%, 7/01/38
7/30 at 100.00 Aa2 $ 9,218,550
9,500 Los Angeles, California, Wastewater System Revenue Bonds, Green Series
2015C, 5.000%, 6/01/45
6/25 at 100.00 AA+ 9,817,300
5,000 Los Angeles, California, Wastewater System Revenue Bonds, Green
Subordinate Series 2018A, 5.000%, 6/01/43
6/28 at 100.00 AA 5,337,850
Los Angeles, California, Wastewater System Revenue Bonds,
Refunding Subordinate Lien Series 2013A:
2,000 5.000%, 6/01/34 6/23 at 100.00 AA 2,023,320
3,500 5.000%, 6/01/35 6/23 at 100.00 AA 3,540,635
1,000 New York State Environmental Facilities Corporation, State Clean Water
and Drinking Water Revolving Funds Revenue Bonds, New York City
Municipal Water Finance Authority Projects-Second Resolution Bonds,
Subordinated SRF Series 2018B, 5.000%, 6/15/48
6/28 at 100.00 AAA 1,065,240
2,500 Sacramento County Sanitation Districts Financing Authority, California,
Revenue Bonds, Sacramento Regional County Sanitation District, Series
2014A, 5.000%, 12/01/33
6/24 at 100.00 AA 2,578,300
4,000 San Diego Public Facilities Financing Authority, California, Water Utility
Revenue Bonds, Refunding Subordinate Lien Series 2016B, 5.000%,
8/01/37
8/26 at 100.00 Aa3 4,289,440
16,220 San Francisco City and County Public Utilities Commission, California,
Water Revenue Bonds, Refunding Green Series 2017D, 5.000%,
11/01/33
11/27 at 100.00 Aa2 17,816,535
5,000 South Coast Water District Financing Authority, California, Revenue Bonds,
Series 2019A, 5.000%, 2/01/44
2/29 at 100.00 AA+ 5,409,500
2,975 Southern California Public Power Authority, California, Revenue Bonds,
Apex Power Project Series 2014A, 5.000%, 7/01/37
7/24 at 100.00 AA- 3,072,104
120,960 Total Utilities 127,580,516
$ 1,097,578 Total Long-Term Investments (cost $1,020,343,906) 1,033,437,389
Floating Rate Obligations - (5.4)%   (33,485,000)
MuniFund Preferred Shares, net of deferred offering costs - (22.5)% (9) (140,020,918)
Variable Rate Demand Preferred Shares, net of deferred offering costs - (41.0)% (10) (255,618,085)
Other Assets Less Liabilities - 3.2% 19,183,574
Net Assets Applicable to Common Shares - 100% $ 623,496,960

Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 1,033,271,339 $ 166,050 $ 1,033,437,389
Total
$ – $ 1,033,271,339 $ 166,050 $ 1,033,437,389
(1) All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(5) For fair value measurement disclosure purposes, investment classified as Level 3.
(6) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(7) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(8) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(9) MuniFund Preferred Shares, net of deferred offering costs as a percentage of Total Investments is 13.5%.
(10) Variable Rate Demand Preferred Shares, net of deferred offering costs as a percentage of Total Investments is 24.7%.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction.